iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Equipment  —  99 .8%
Abbott Laboratories ........................ 6,390,676 $ 869,195,843
Alphatec Holdings, Inc.
(a) (b)
.................... 552,257 6,130,053
Artivion, Inc.
(a)
............................ 201,657 6,271,533
AtriCure, Inc.
(a) (b)
.......................... 259,229 8,494,934
Axogen, Inc.
(a)
............................ 238,991 2,593,052
Baxter International, Inc. ..................... 2,692,530 81,529,808
Becton Dickinson & Co. ..................... 1,177,569 202,836,260
Boston Scientific Corp.
(a)
..................... 4,823,426 518,084,187
Butterfly Network, Inc. , Class A
(a) (b)
.............. 985,163 1,970,326
CONMED Corp. ........................... 162,335 8,454,407
Dexcom, Inc.
(a)
........................... 2,057,298 179,581,542
Edwards Lifesciences Corp.
(a)
................. 2,691,481 210,500,729
Enovis Corp.
(a) (b)
........................... 299,717 9,399,125
Envista Holdings Corp.
(a) (b)
.................... 889,191 17,374,792
GE HealthCare Technologies, Inc. .............. 2,402,714 177,969,026
Glaukos Corp.
(a)
........................... 299,842 30,970,680
Globus Medical, Inc. , Class A
(a) (b)
............... 592,586 34,974,426
Hologic, Inc.
(a)
............................ 1,169,167 76,182,922
IDEXX Laboratories, Inc.
(a) (b)
.................. 387,423 207,790,452
Inspire Medical Systems, Inc.
(a) (b)
............... 154,740 20,080,610
Insulet Corp.
(a) (b)
........................... 369,245 116,009,394
Integer Holdings Corp.
(a) (b)
.................... 183,095 22,515,192
Integra LifeSciences Holdings Corp.
(a)
............ 351,932 4,318,206
Intuitive Surgical, Inc.
(a)
...................... 1,316,532 715,416,654
iRhythm Technologies, Inc.
(a) (b)
................. 167,510 25,789,839
LeMaitre Vascular, Inc. ...................... 107,875 8,959,019
LivaNova PLC
(a)
........................... 286,088 12,879,682
Masimo Corp.
(a) (b)
.......................... 236,049 39,708,163
Medtronic PLC ........................... 2,307,938 201,182,955
Novocure Ltd.
(a)
........................... 532,355 9,475,919
Omnicell, Inc.
(a)
........................... 245,614 7,221,051
Orthofix Medical, Inc.
(a) (b)
..................... 206,960 2,307,604
Penumbra, Inc.
(a) (b)
......................... 203,190 52,144,650
PROCEPT BioRobotics Corp.
(a) (b)
............... 290,318 16,722,317
Security Shares Value
a
Health Care Equipment (continued)
QuidelOrtho Corp.
(a)
........................ 347,724 $ 10,021,406
ResMed, Inc. ............................ 769,297 198,478,626
Senseonics Holdings, Inc.
(a) (b)
.................. 3,964,487 1,888,682
SI-BONE, Inc.
(a)
........................... 200,162 3,767,049
STERIS PLC ............................. 515,492 123,831,488
Stryker Corp. ............................ 533,141 210,926,574
Surmodics, Inc.
(a)
.......................... 75,699 2,249,017
Tandem Diabetes Care, Inc.
(a) (b)
................ 348,356 6,493,356
Teleflex, Inc. ............................. 231,799 27,435,730
TransMedics Group, Inc.
(a) (b)
................... 177,522 23,789,723
Treace Medical Concepts, Inc.
(a)
................ 231,271 1,359,873
Varex Imaging Corp.
(a)
...................... 218,533 1,894,681
Zimmer Biomet Holdings, Inc. ................. 1,038,022 94,677,987
a
Total Long-Term Investments — 99.8%
(Cost: $ 4,618,086,376 ) ............................... 4,611,849,544
a
Short-Term Securities
Money Market Funds  —  2 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.47%
(c) (d) (e)
............................ 117,341,152 117,388,088
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................. 5,239,535 5,239,535
a
Total Short-Term Securities — 2.7%
(Cost: $ 122,610,339 ) ................................ 122,627,623
Total Investments — 102.5%
(Cost: $ 4,740,696,715 ) ............................... 4,734,477,167
Liabilities in Excess of Other Assets — ( 2 .5 ) % ............... (115,438,777)
Net Assets — 100.0% ................................. $ 4,619,038,390
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 135,097,086  $ —  $ (17,697,945)
(a)
$ (12,822) $ 1,769  $ 117,388,088  117,341,152  $ 68,430
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 5,513,710  —  (274,175)
(a)
—  —  5,239,535  5,239,535  59,893  —
$ (12,822) $ 1,769
$ 122,627,623
$ 128,323  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Medical Devices ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 36 09/19/25 $ 4,940 $ (32,144)
E-Mini Technology Select Sector Index ...................................................... 5 09/19/25 1,289 46,595
$ 14,451
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,611,849,544  $ —  $ —  $ 4,611,849,544
Short-Term Securities
Money Market Funds ...................................... 122,627,623  —  —  122,627,623
$ 4,734,477,167  $ —  $ —  $ 4,734,477,167
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 46,595  $ —  $ —  $ 46,595
Liabilities
Equity Contracts ........................................... (32,144) —  —  (32,144)
$ 14,451  $ —  $ —  $ 14,451
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.